Other Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2025
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

As of June 30, 2025 and December 31, 2024, other taxes payable consisted of the following:

	As of June 30, 2025	As of December 31, 2024
VAT payable	$21,592	$20,234
Income tax payable	2,433	2,388
Business tax payable	2,631	2,467
Others	5	6
	$26,661	$25,095